Capital and reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning	£ 52,934	£ 75,710	£ 67,401
Comprehensive income and expense
Profit/(loss) for the year	3,181	(14,189)	6,846
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(195)	(4,049)	8,923
– reclassified and reported in profit for the year	0	552	5
– net investment hedges - net fair value gains/(losses) on derivatives	20	236	(578)
– net investment hedges - differences on exchange on borrowings	17	9	(21)
Cash flow hedges
– net fair value gains/(losses)	65	59	81
– reclassified and reported in profit for the year	36	12	101
Investments held at fair value
– net fair value (losses)/gains	0	(6)	6
Associates
– share of OCI, net of tax	(13)	(107)	6
differences on exchange reclassified to profit or loss	43	0	0
Retirement benefit schemes
– surplus recognition	(14)	24	(39)
Associates – share of OCI, net of tax	33	(5)	19
Employee share options
value of employee services	70	71	81
treasury shares used for share option schemes			0
Dividends and other appropriations
– ordinary shares	(5,209)	(5,071)	(4,915)
Purchase of own shares
– held in employee share ownership trusts	(94)	(110)	(80)
share buy-back programme	(698)		(2,012)
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	(56)	(58)	(59)
tax on coupons paid	14	14	11
Non-controlling interests – acquisitions			(1)
Other movements	18	22	(4)
Balance, ending	49,995	52,934	75,710
Translation reserve
Disclosure of reserves within equity [line items]
Balance, beginning	(1,470)	2,200	(6,427)
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(193)	(4,007)	8,920
– reclassified and reported in profit for the year	0	552	5
– net investment hedges - net fair value gains/(losses) on derivatives	20	236	(578)
– net investment hedges - differences on exchange on borrowings	17	9	(21)
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	(32)	(165)	6
differences on exchange reclassified to profit or loss	43
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		(295)	295
Other movements	0	0	0
Balance, ending	(1,615)	(1,470)	2,200
Translation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Translation reserve | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Hedging reserve
Disclosure of reserves within equity [line items]
Balance, beginning	(194)	(327)	(363)
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	65	59	81
– reclassified and reported in profit for the year	36	12	101
– tax on net fair value (gains)/losses in respect of cash flow hedges	(23)	(23)	(17)
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	19	58	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	13	27	(129)
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		0	0
Other movements	0	0	0
Balance, ending	(84)	(194)	(327)
Hedging reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Hedging reserve | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Fair value reserve
Disclosure of reserves within equity [line items]
Balance, beginning	18	30	6
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	(6)	(6)	6
Associates
– share of OCI, net of tax	0	0	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	33	(6)	18
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		0	0
Other movements	0	0	0
Balance, ending	45	18	30
Fair value reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Fair value reserve | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Revaluation reserve
Disclosure of reserves within equity [line items]
Balance, beginning	179	179	179
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	0	0	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		0	0
Other movements	0	0	0
Balance, ending	179	179	179
Revaluation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Revaluation reserve | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Other
Disclosure of reserves within equity [line items]
Balance, beginning	573	573	573
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	0	0	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		0	0
Other movements	0	0	0
Balance, ending	573	573	573
Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Other | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Total other reserves
Disclosure of reserves within equity [line items]
Balance, beginning	(894)	2,655	(6,032)
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(193)	(4,007)	8,920
– reclassified and reported in profit for the year	0	552	5
– net investment hedges - net fair value gains/(losses) on derivatives	20	236	(578)
– net investment hedges - differences on exchange on borrowings	17	9	(21)
Cash flow hedges
– net fair value gains/(losses)	65	59	81
– reclassified and reported in profit for the year	36	12	101
– tax on net fair value (gains)/losses in respect of cash flow hedges	(23)	(23)	(17)
Investments held at fair value
– net fair value (losses)/gains	(6)	(6)	6
Associates
– share of OCI, net of tax	(13)	(107)	6
differences on exchange reclassified to profit or loss	43
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	33	(6)	18
Other changes in equity
Cash flow hedges reclassified and reported in total assets	13	27	(129)
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		(295)	295
Other movements	0	0	0
Balance, ending	(902)	(894)	2,655
Total other reserves | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Total other reserves | Held in treasury
Purchase of own shares
share buy-back programme	0		0
Retained earnings - Treasury shares
Disclosure of reserves within equity [line items]
Balance, beginning	(7,096)	(7,116)	(5,122)
Comprehensive income and expense
Profit/(loss) for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	0	0	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	0	0	0
– surplus recognition	0	0	0
– tax on actuarial gains (losses) in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	8	14	14
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
Treasury shares cancelled	2,685
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions			0
Reclassification of equity related to assets held-for-sale		0	0
Other movements	89	116	84
Balance, ending	(4,408)	(7,096)	(7,116)
Retained earnings - Treasury shares | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	(94)	(110)	(80)
Retained earnings - Treasury shares | Held in treasury
Purchase of own shares
share buy-back programme	0		(2,012)
Retained earnings - Other
Disclosure of reserves within equity [line items]
Balance, beginning	31,627	51,197	49,334
Comprehensive income and expense
Profit/(loss) for the year	3,068	(14,367)	6,666
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
– net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates
– share of OCI, net of tax	0	0	0
differences on exchange reclassified to profit or loss	0
Retirement benefit schemes
– net actuarial losses	(19)	(106)	316
– surplus recognition	(14)	24	(39)
– tax on actuarial gains (losses) in respect of subsidiaries	(1)	30	(95)
Associates – share of OCI, net of tax	0	1	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	70	71	81
treasury shares used for share option schemes	(8)	(14)	(15)
Dividends and other appropriations
– ordinary shares	(5,209)	(5,071)	(4,915)
Purchase of own shares
Treasury shares cancelled	(2,685)
Perpetual hybrid bonds
coupons paid	(56)	(58)	(59)
tax on coupons paid	14	14	11
Non-controlling interests – acquisitions			(1)
Reclassification of equity related to assets held-for-sale		0	0
Other movements	(71)	(94)	(88)
Balance, ending	26,018	31,627	51,197
Retained earnings - Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	£ 0	0
Retained earnings - Other | Held in treasury
Purchase of own shares
share buy-back programme	£ (698)		£ 0